Prospectus Supplement                                             211122 1/04
dated January 20, 2004 to:
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PUTNAM GLOBAL EQUITY FUND
Prospectuses dated February 28, 2003

The third paragraph and table under the heading "Who manages the fund?" are replaced with the following:

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

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Portfolio leader        Since     Experience
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Shigeki Makino          2004      2000 - Present          Putnam Management
                                  Prior to Aug. 2000      Fidelity Investments
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Portfolio member        Since     Experience
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Mark A. Bogar           2002      1998 - Present          Putnam Management
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Josh H. Brooks          2004      2003 - Present          Putnam Management
                                  Prior to April 2003     Delaware Investments
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David E. Gerber         2003      1996 - Present          Putnam Management
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Stephen S. Oler         2002      1997 - Present          Putnam Management
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